Other financial liabilities - Summary of other financial liabilities (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jul. 01, 2025	Dec. 31, 2024
Other Financial Liabilities Current [Abstract]
Other current financial liabilities	$ 14,180,627	$ 3,150,301	$ 21,585,452	$ 3,034,625
Other current financial liabilities reconciliation opening balance			$ 3,150,301	$ 6,478,060
Exercise of pre funded warrants	(9,810,204)	(8,840,101)
Gain / Loss on remeasurement of other financial liabilities	$ (744,920)	$ 2,477,717